36. Related-party transactions (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party income	$ 4,381	$ 10,098	$ 6,188
CYCSA
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party income	0	9,598	6,188
PESA
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party income	1,494	0	0
PESA
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party income	2,887	0	0
Transener
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party income	0	200	0
Transba
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party income	$ 0	$ 300	$ 0